Employee Benefits - Summary of Historical Information of Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Surplus Deficit In Plan [Abstract]
Present value of the accrued benefit obligation	$ 35,529	$ 31,449	$ 27,579	$ 38,811	$ 34,216	$ 27,579
Fair value of plan assets	(21,147)	(18,108)	(16,581)	(25,366)	(23,579)	(16,581)
Plan deficit - employee benefit liability	14,382	13,341	10,998	13,445	10,637	$ 10,998
Experience adjustments arising on plan obligations	3,220	2,116	(2,427)	2,378	393
Experience adjustments arising on plan assets	$ 1,129	$ 467	$ (815)	$ 351	$ 813